PRODUCTION PREPAYMENT	12 Months Ended
Dec. 31, 2017
PRODUCTION PREPAYMENT
PRODUCTION PREPAYMENT

NOTE 22 — PRODUCTION PREPAYMENT

On 31 July 2017, the Company entered into an agreement with Vitol Inc. (“Vitol”), the Company’s oil purchaser, to provide a revenue advance to the Company of $30 million to be repaid through delivery of the Company’s oil production through full repayment of the $30 million.  The advance bears interest at rate of 10% per annum.

The Company began repaying the advance in October 2017 at a rate of $20 per gross barrel produced by Sundance operated wells through 31 December 2017.  The rate of repayment increased to $25 per gross barrel beginning 1 January 2018 through full repayment.  Under the agreement, the Company’s oil production continues to be sold at the prevailing contract rates, with the Company retaining any differential between market and the aforementioned per barrel repayment amount.  If the Company has not fully repaid the liability by 31 March 2018, the repayment rate will increase to $40 per gross barrel produced.  The Company expects the repay the liability in full in April 2018 upon completion of the acquisition, equity raise and debt refinancing, described in more detail in Note 39.  This agreement provided near-term liquidity to the Company to complete its 2017 development plan.  As at 31 December 2017, the balance outstanding under the agreement was $18.2 million.